SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) (USD $)	3 Months Ended		12 Months Ended		29 Months Ended	32 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Selected Statements Of Operations Data [Line Items]
Bank Charges	$ 5,000	$ 4,000				$ 28,000
Foreign currency adjustments losses	5,000	11,000				72,000
Issuance cost related to warrants to investors and service provider	448,000	0				706,000
Revaluation Of Warrant, Income Expenses	(142,000)	2,136,000	293,542	1,606,378	1,884,053	1,742,000
Financial expenses, net	$ (316,000)	$ (2,151,000)	$ (369,380)	$ (1,712,165)	$ (2,232,181)	$ (2,548,000)